Consolidated Statements of Changes In Shareholders' Equity - USD ($)	Issued capital [member]	Equity Componentof Convertible Debentures [Member]	Warrants And Compensation Options [Member]	Contributed Surplus [Member]	Accumulated other comprehensive income [member]	Retained earnings [member]
Beginning balance at Dec. 31, 2019	$ 112,144,172	$ 627,511	$ 8,525,358	$ 38,799,337	$ (1,908,715)	$ (139,148,807)
IfrsStatementLineItems [Line Items]
Funds from the exercise of stock options	794,808
Fair value of stock options exercised	768,356			(768,356)
Fair value of expired warrants and compensation options	293,642			2,765,630
Fair value of warrants and compensation warrants exercised	127,964		(127,964)
Conversion of convertible debentures	369,545
Fair value of warrants issued on conversion of convertible debentures	(146,858)
Exercise of warrants issued in conjunction with debt financing	221,620
Common shares issued to settle accounts payable	13,011
Funds from common shares issued on private placement
Share issue costs
Fair value of warrants issued on private placement
Fair value of broker warrant issued as share issue costs
Fair value of equity component of convertible debentures		(62,390)
Fair value of warrants issued in conjunction with of debt financing			(221,620)
Fair value of expired warrants and compensation options			(2,765,630)
Fair value of warrants issued on the exercise of convertible debentures			146,858
Fair value of broker warrants issued as share issue costs
Stock-based compensation				3,612,945
Fair value effect of conversion of convertible debentures				(1,877)
Other comprehensive (loss) attributable to common shareholders - translation adjustment					(74,497)
Net loss						(18,169,070)
Total Shareholders’ Equity at Dec. 31, 2020	114,586,260	565,121	5,557,002	44,407,679	(1,983,212)	(157,317,877)
IfrsStatementLineItems [Line Items]
Funds from the exercise of stock options	3,124,392
Fair value of stock options exercised	2,699,042			(2,699,042)
Fair value of expired warrants and compensation options	12,994,358			160,470
Fair value of warrants and compensation warrants exercised	5,351,586		(5,351,586)
Conversion of convertible debentures	3,571,342
Fair value of warrants issued on conversion of convertible debentures	(1,229,305)
Exercise of warrants issued in conjunction with debt financing
Common shares issued to settle accounts payable	13,814
Funds from common shares issued on private placement	11,815,595
Share issue costs	(1,143,034)
Fair value of warrants issued on private placement	(3,766,007)		3,766,007
Fair value of broker warrant issued as share issue costs	(288,197)
Fair value of equity component of convertible debentures		(565,121)
Fair value of warrants issued in conjunction with of debt financing
Fair value of expired warrants and compensation options			(160,470)
Fair value of warrants issued on the exercise of convertible debentures			1,229,305
Fair value of broker warrants issued as share issue costs			288,197
Stock-based compensation				4,534,370
Fair value effect of conversion of convertible debentures				550,856
Other comprehensive (loss) attributable to common shareholders - translation adjustment					(70,705)
Net loss						(15,669,093)
Total Shareholders’ Equity at Dec. 31, 2021	147,729,846		5,328,455	46,954,333	(2,053,917)	(172,986,970)
IfrsStatementLineItems [Line Items]
Funds from the exercise of stock options	418,845
Fair value of stock options exercised	374,129			(374,129)
Fair value of expired warrants and compensation options	284,437
Fair value of warrants and compensation warrants exercised	79,547		(79,547)
Conversion of convertible debentures
Fair value of warrants issued on conversion of convertible debentures
Exercise of warrants issued in conjunction with debt financing
Common shares issued to settle accounts payable	40,029
Funds from common shares issued on private placement	3,184,332
Share issue costs	(247,892)
Fair value of warrants issued on private placement	(656,734)		656,734
Fair value of broker warrant issued as share issue costs
Fair value of equity component of convertible debentures
Fair value of warrants issued in conjunction with of debt financing
Fair value of expired warrants and compensation options
Fair value of warrants issued on the exercise of convertible debentures
Fair value of broker warrants issued as share issue costs
Stock-based compensation				4,436,604
Fair value effect of conversion of convertible debentures
Other comprehensive (loss) attributable to common shareholders - translation adjustment					(606,364)
Net loss						(21,036,690)
Total Shareholders’ Equity at Dec. 31, 2022	$ 151,206,539		$ 5,905,642	$ 51,016,808	$ (2,660,281)	$ (194,023,660)